Income (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Net (loss) income attributable to Urban Tea, Inc.'s Shareholders	$ (2,106,600)	$ 27,555,442	$ (82,889,335)
Net loss from continuing operations	(2,106,600)	(932,863)	(683,295)
Net income (loss) from discontinued operations		$ 28,488,305	$ (82,206,040)
Weighted Average Shares Outstanding-Basic and Diluted	33,227,331	18,055,150	11,653,729
(Loss) income per share- basic and diluted	$ (0.06)	$ 1.53	$ (7.11)
Net loss per share from continuing operations - basic and diluted	(0.06)	(0.05)	(0.06)
Net income (loss) per share from discontinued operations - basic and diluted		$ 1.58	$ (7.05)